11. Convertible Notes Payable and Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2018
Convertible Promissory Note [Member]
Assumptions used to value derivative liability

The following table summarizes the assumptions used to value the derivative liability on April 14 for each change in the conversion rate:

Fair value assumptions – derivative:	April 14, 2017
Risk free interest rate	1.03%
Expected term (years)	1.0
Expected volatility	154%
Expected dividends	0%

The following table summarizes the assumptions used to value the derivative liability at August 3, 2017:

Fair value assumptions – derivative:	August 3, 2017
Risk free interest rate	1.22%
Expected term (years)	1.0
Expected volatility	137%
Expected dividends	0%